DBX ETF Trust | 1
Schedule of Investments
Xtrackers MSCI EAFE Hedged Equity ETF
February 28, 2025 (Unaudited)
Number
of Shares Value $
COMMON STOCKS — 97.3%
Australia — 6.5%
ANZ Group Holdings Ltd.
1,309,694 24,209,295
APA Group (a)
585,691 2,682,049
Aristocrat Leisure Ltd.
253,392 11,336,264
ASX Ltd.
80,923 3,363,248
BHP Group Ltd.
2,225,011 53,899,380
BlueScope Steel Ltd.
198,465 2,987,559
Brambles Ltd.
626,745 8,127,912
CAR Group Ltd.
168,091 3,869,547
Cochlear Ltd.
28,479 4,574,372
Coles Group Ltd.
596,767 7,398,473
Commonwealth Bank of
Australia
737,307 71,708,394
Computershare Ltd.
233,894 5,960,540
CSL Ltd.
212,287 34,323,345
Fortescue Ltd.
750,081 7,684,171
Goodman Group REIT
887,959 17,251,139
GPT Group REIT
825,196 2,360,477
Insurance Australia Group Ltd.
1,061,688 5,204,342
Lottery Corp. Ltd.
973,847 2,870,292
Macquarie Group Ltd.
158,411 22,272,444
Medibank Pvt Ltd.
1,227,579 3,313,451
National Australia Bank Ltd.
1,352,678 29,628,586
Northern Star Resources Ltd.
520,972 5,547,195
Origin Energy Ltd.
752,135 5,105,696
Pro Medicus Ltd.
25,994 4,084,740
Qantas Airways Ltd. *
322,268 1,903,689
QBE Insurance Group Ltd.
671,470 8,970,413
REA Group Ltd.
24,429 3,610,076
Reece Ltd.
94,684 1,013,462
Rio Tinto Ltd.
164,519 11,573,268
Santos Ltd.
1,417,396 5,751,892
Scentre Group REIT
2,312,309 4,835,235
SGH Ltd.
92,416 2,960,104
Sonic Healthcare Ltd.
196,357 3,344,495
South32 Ltd.
1,966,850 4,295,915
Stockland REIT
975,050 3,079,544
Suncorp Group Ltd.
486,154 6,066,354
Telstra Group Ltd.
1,651,080 4,241,410
Transurban Group (a)
1,387,865 11,324,389
Treasury Wine Estates Ltd.
366,549 2,485,959
Vicinity Ltd. REIT
1,606,409 2,172,974
Washington H Soul Pattinson &
Co. Ltd.
108,470 2,295,795
Wesfarmers Ltd.
504,975 23,237,072
Westpac Banking Corp.
1,508,925 29,783,321
WiseTech Global Ltd.
82,113 4,560,125
Woodside Energy Group Ltd.
850,601 13,073,555
Woolworths Group Ltd.
546,355 10,173,789
(Cost $459,783,509)
500,515,747
Number
of Shares Value $
Austria — 0.2%
Erste Group Bank AG
137,275 9,204,882
OMV AG
61,478 2,705,303
Verbund AG
28,166 2,127,071
(Cost $9,511,895)
14,037,256
Belgium — 0.7%
Ageas SA/NV
66,744 3,645,323
Anheuser-Busch InBev SA/NV
392,795 23,486,341
D'ieteren Group
8,872 1,471,619
Groupe Bruxelles Lambert NV
31,427 2,239,676
KBC Group NV
102,752 8,908,777
Lotus Bakeries NV
172 1,550,507
Sofina SA
7,389 1,819,667
Syensqo SA
34,338 2,504,836
UCB SA
56,444 10,630,152
(Cost $53,190,004)
56,256,898
Chile — 0.1%
Antofagasta PLC
(Cost $3,022,598)
176,651 3,851,999
China — 0.0%
Yangzijiang Shipbuilding
Holdings Ltd.
(Cost $2,183,232)
1,105,900 1,947,569
Denmark — 2.8%
A.P. Moller — Maersk A/S, Class
A
1,360 2,353,259
A.P. Moller — Maersk A/S, Class
B (b)
2,051 3,587,435
Carlsberg AS, Class B
40,508 5,078,889
Coloplast A/S, Class B
54,826 5,826,266
Danske Bank A/S
304,533 10,221,204
Demant A/S *
36,812 1,325,147
DSV A/S
90,904 18,251,987
Genmab A/S *
27,340 6,116,880
Novo Nordisk A/S, Class B
1,419,819 127,281,791
Novonesis (Novozymes) B, Class
B
159,166 9,617,241
Orsted AS, 144A * (b)
77,221 3,385,572
Pandora A/S
35,954 6,338,778
ROCKWOOL A/S, Class B
4,336 1,706,813
Tryg A/S
149,914 3,273,800
Vestas Wind Systems A/S *
454,443 6,409,553
Zealand Pharma A/S *
29,074 2,681,197
(Cost $162,517,215)
213,455,812
Finland — 1.0%
Elisa OYJ
59,320 2,728,489
Fortum OYJ
190,712 2,986,322
Kesko OYJ, Class B
116,779 2,212,030
Kone OYJ, Class B
153,611 8,636,684
Metso Corp.
286,762 3,171,059
Neste OYJ
195,475 1,743,469

2 | DBX ETF Trust
Schedule of Investments
Xtrackers MSCI EAFE Hedged Equity ETF
(Continued)
February 28, 2025 (Unaudited)
Number
of Shares Value $
Nokia OYJ
2,219,542 10,670,670
Nordea Bank Abp
1,398,894 18,364,216
Orion OYJ, Class B
51,213 2,878,357
Sampo OYJ, Class A
1,063,367 9,327,679
Stora Enso OYJ, Class R
238,718 2,566,728
UPM-Kymmene OYJ
231,117 6,746,545
Wartsila OYJ Abp
225,402 4,273,076
(Cost $73,351,417)
76,305,324
France — 10.9%
Accor SA
88,666 4,420,448
Aeroports de Paris SA
14,795 1,514,041
Air Liquide SA
256,366 46,970,561
Airbus SE
261,567 44,960,476
Alstom SA *
151,013 3,302,253
Amundi SA, 144A
24,903 1,777,320
Arkema SA
26,810 2,208,222
AXA SA
782,603 30,395,045
BioMerieux
19,935 2,388,491
BNP Paribas SA
448,401 33,890,750
Bollore SE
294,856 1,780,157
Bouygues SA
79,586 2,727,735
Bureau Veritas SA
142,704 4,287,066
Capgemini SE
67,676 10,470,885
Carrefour SA
244,735 3,250,881
Cie de Saint-Gobain SA
195,486 19,613,604
Cie Generale des Etablissements
Michelin SCA
293,181 10,389,129
Covivio SA REIT
27,302 1,489,723
Credit Agricole SA
473,061 7,856,587
Danone SA
286,209 20,444,465
Dassault Aviation SA
8,100 2,070,385
Dassault Systemes SE
295,269 11,633,175
Edenred SE
104,710 3,331,405
Eiffage SA
30,782 3,083,965
Engie SA
799,623 14,300,393
EssilorLuxottica SA
131,075 39,009,992
Eurazeo SE
18,138 1,430,916
Gecina SA REIT
19,489 1,830,642
Getlink SE
138,745 2,298,517
Hermes International SCA
13,969 39,661,173
Ipsen SA
17,295 1,995,036
Kering SA
33,437 9,403,343
Klepierre SA REIT
87,360 2,782,124
La Francaise des Jeux SAEM,
144A
44,207 1,685,745
Legrand SA
117,038 12,814,763
L'Oreal SA
105,860 38,764,308
LVMH Moet Hennessy Louis
Vuitton SE
121,321 87,454,817
Orange SA
828,219 9,918,924
Pernod Ricard SA
91,079 9,755,146
Publicis Groupe SA
98,586 9,766,615
Number
of Shares Value $
Renault SA
86,722 4,483,661
Rexel SA
102,537 2,771,919
Safran SA
157,468 40,853,705
Sanofi SA
500,682 54,202,771
Sartorius Stedim Biotech
13,638 2,815,329
Schneider Electric SE
240,407 58,343,920
Societe Generale SA
316,536 12,906,140
Sodexo SA
40,456 3,107,660
Teleperformance SE
25,784 2,478,381
Thales SA
41,303 8,211,375
TotalEnergies SE
948,533 56,853,267
Unibail-Rodamco-Westfield
REIT *
54,888 4,641,593
Veolia Environnement SA
307,081 9,161,515
Vinci SA
215,288 24,811,860
(Cost $644,799,897)
842,772,319
Germany — 9.2%
adidas AG
74,887 19,125,814
Allianz SE
169,588 58,107,091
BASF SE
386,577 19,733,986
Bayer AG
440,665 10,381,286
Bayerische Motoren Werke AG
125,794 10,948,316
Beiersdorf AG
43,421 5,956,909
Brenntag SE
55,069 3,645,771
Commerzbank AG
422,307 9,028,835
Continental AG
50,100 3,593,292
Covestro AG *
76,138 4,683,620
CTS Eventim AG & Co. KGaA
29,321 3,211,945
Daimler Truck Holding AG
209,667 9,158,846
Delivery Hero SE, 144A *
86,525 2,514,984
Deutsche Bank AG (c)
810,074 17,415,850
Deutsche Boerse AG
83,919 21,867,814
Deutsche Lufthansa AG
282,163 2,021,399
Deutsche Post AG
418,403 16,358,609
Deutsche Telekom AG
1,531,469 55,206,277
E.ON SE
1,004,794 12,825,789
Evonik Industries AG
108,498 2,156,466
Fresenius Medical Care AG
89,370 4,301,651
Fresenius SE & Co. KGaA *
188,729 7,529,625
GEA Group AG
69,058 3,990,200
Hannover Rueck SE
27,353 7,272,421
Heidelberg Materials AG
60,531 9,117,377
Henkel AG & Co. KGaA
45,785 3,498,013
Infineon Technologies AG
581,111 21,405,985
Knorr-Bremse AG
30,377 2,631,218
LEG Immobilien SE
33,298 2,770,935
Mercedes-Benz Group AG
316,739 19,638,587
Merck KGaA
57,694 8,142,441
MTU Aero Engines AG
24,155 8,369,104
Muenchener
Rueckversicherungs-
Gesellschaft AG in Muenchen
59,387 33,673,360

DBX ETF Trust | 3
Schedule of Investments
Xtrackers MSCI EAFE Hedged Equity ETF
(Continued)
February 28, 2025 (Unaudited)
Number
of Shares Value $
Nemetschek SE
24,121 2,802,456
Puma SE
48,844 1,460,768
Rational AG
2,450 2,204,759
Rheinmetall AG
19,343 20,195,893
RWE AG
283,868 8,928,347
SAP SE
460,603 126,762,109
Scout24 SE, 144A
33,719 3,300,214
Siemens AG
334,495 76,753,855
Siemens Energy AG *
283,576 16,161,571
Siemens Healthineers AG, 144A
123,371 6,880,148
Symrise AG
59,921 6,036,889
Talanx AG
27,397 2,491,038
Vonovia SE
326,206 10,134,778
Zalando SE, 144A *
99,304 3,579,703
(Cost $522,383,735)
707,976,344
Hong Kong — 2.0%
AIA Group Ltd.
4,796,638 36,636,038
BOC Hong Kong Holdings Ltd.
1,629,572 5,730,810
CK Asset Holdings Ltd.
893,867 3,884,854
CK Hutchison Holdings Ltd.
1,155,384 5,771,683
CK Infrastructure Holdings Ltd.
262,101 1,797,994
CLP Holdings Ltd.
709,778 5,882,075
Futu Holdings Ltd., ADR
25,922 2,830,423
Galaxy Entertainment Group Ltd.
965,967 3,962,215
Hang Seng Bank Ltd.
324,303 4,545,300
Henderson Land Development
Co. Ltd.
588,127 1,606,997
HKT Trust & HKT Ltd. (a)
1,649,364 2,114,447
Hong Kong & China Gas Co. Ltd.
4,938,077 3,936,721
Hong Kong Exchanges &
Clearing Ltd.
529,675 23,837,606
Hongkong Land Holdings Ltd.
499,951 2,259,779
Jardine Matheson Holdings Ltd.
71,126 2,837,216
Link REIT
1,192,881 5,406,813
MTR Corp. Ltd.
646,209 2,110,532
Power Assets Holdings Ltd.
586,563 3,974,755
Prudential PLC
1,182,158 10,816,707
Sino Land Co. Ltd.
1,653,285 1,656,038
SITC International Holdings Co.
Ltd.
567,025 1,364,876
Sun Hung Kai Properties Ltd.
635,186 5,945,897
Swire Pacific Ltd., Class A
178,585 1,482,267
Techtronic Industries Co. Ltd.
612,992 8,544,157
WH Group Ltd., 144A
3,656,315 2,980,698
Wharf Holdings Ltd.
426,939 992,543
Wharf Real Estate Investment
Co. Ltd.
718,462 1,875,361
(Cost $159,556,313)
154,784,802
Ireland — 0.8%
AerCap Holdings NV
87,221 8,992,485
AIB Group PLC
932,349 6,509,071
Bank of Ireland Group PLC
453,299 5,332,407
Number
of Shares Value $
DCC PLC
45,472 3,065,880
Experian PLC
410,319 19,427,526
James Hardie Industries PLC
CDI *
188,238 5,911,333
Kerry Group PLC, Class A
67,577 7,101,234
Kingspan Group PLC
67,459 5,531,809
(Cost $44,377,847)
61,871,745
Israel — 1.0%
Azrieli Group Ltd.
18,051 1,379,688
Bank Hapoalim BM
552,587 7,522,191
Bank Leumi Le-Israel BM
638,372 8,456,430
Check Point Software
Technologies Ltd. *
38,517 8,483,755
CyberArk Software Ltd. *
19,969 7,265,721
Elbit Systems Ltd.
12,192 3,700,443
Global-e Online Ltd. *
46,591 1,985,708
ICL Group Ltd.
365,278 2,216,935
Israel Discount Bank Ltd., Class
A
567,979 4,388,442
Mizrahi Tefahot Bank Ltd.
70,415 3,301,801
Monday.com Ltd. *
16,707 4,958,136
Nice Ltd. *
28,988 4,200,705
Nova Ltd. *
12,535 3,055,589
Teva Pharmaceutical Industries
Ltd., ADR *
498,013 8,197,294
Wix.com Ltd. *
22,931 4,602,022
(Cost $52,790,817)
73,714,860
Italy — 2.7%
Amplifon SpA
51,447 1,301,659
Banco BPM SpA
581,002 5,797,999
BPER Banca SPA
467,713 3,565,119
Davide Campari-Milano NV (b)
282,173 1,676,070
DiaSorin SpA
9,800 1,031,344
Enel SpA
3,569,018 26,134,691
Eni SpA
921,622 13,245,046
Ferrari NV
56,024 26,152,431
FinecoBank Banca Fineco SpA
274,637 5,116,710
Generali
416,830 13,724,336
Infrastrutture Wireless Italiane
SpA, 144A
133,726 1,342,816
Intesa Sanpaolo SpA
6,610,686 32,457,008
Leonardo SpA
178,077 7,123,121
Mediobanca Banca di Credito
Finanziario SpA
222,638 3,960,854
Moncler SpA
101,920 6,990,652
Nexi SpA, 144A *
248,605 1,304,926
Poste Italiane SpA, 144A
208,391 3,356,109
Prysmian SpA
126,000 7,455,478
Recordati Industria Chimica e
Farmaceutica SpA
49,085 2,764,866
Snam SpA
912,700 4,401,625
Telecom Italia SpA *
4,059,687 1,140,004
Terna - Rete Elettrica Nazionale
611,441 5,112,285

4 | DBX ETF Trust
Schedule of Investments
Xtrackers MSCI EAFE Hedged Equity ETF
(Continued)
February 28, 2025 (Unaudited)
Number
of Shares Value $
UniCredit SpA
619,983 32,549,293
Unipol Assicurazioni SpA
169,906 2,527,454
(Cost $144,717,738)
210,231,896
Japan — 21.2%
Advantest Corp.
337,200 18,179,926
Aeon Co. Ltd. (b)
294,900 7,217,003
AGC, Inc.
80,400 2,400,223
Aisin Corp.
235,962 2,772,105
Ajinomoto Co., Inc.
203,647 8,123,694
ANA Holdings, Inc. (b)
51,300 971,236
Asahi Group Holdings Ltd.
650,795 8,054,147
Asahi Kasei Corp.
584,400 3,965,620
Asics Corp.
292,300 6,473,765
Astellas Pharma, Inc.
780,432 7,538,102
Bandai Namco Holdings, Inc.
257,300 8,546,185
Bridgestone Corp.
256,176 9,934,935
Canon, Inc.
405,586 13,641,226
Capcom Co. Ltd.
152,400 3,746,852
Central Japan Railway Co.
342,770 6,745,648
Chiba Bank Ltd.
264,700 2,379,108
Chubu Electric Power Co., Inc.
301,900 3,181,747
Chugai Pharmaceutical Co. Ltd.
295,200 14,682,050
Concordia Financial Group Ltd.
472,515 2,740,264
Dai Nippon Printing Co. Ltd.
178,600 2,582,869
Daifuku Co. Ltd.
137,363 3,553,270
Dai-ichi Life Holdings, Inc.
393,338 11,536,103
Daiichi Sankyo Co. Ltd.
768,493 17,597,206
Daikin Industries Ltd.
114,688 11,961,348
Daito Trust Construction Co. Ltd.
26,113 2,710,437
Daiwa House Industry Co. Ltd.
247,636 8,119,914
Daiwa Securities Group, Inc.
610,587 4,244,722
Denso Corp.
840,712 10,806,641
Dentsu Group, Inc.
85,200 1,757,372
Disco Corp.
40,000 9,983,060
East Japan Railway Co.
399,159 7,869,957
Eisai Co. Ltd.
114,852 3,287,589
ENEOS Holdings, Inc.
1,237,028 6,564,996
FANUC Corp.
420,985 12,050,516
Fast Retailing Co. Ltd.
84,951 25,659,959
Fuji Electric Co. Ltd.
60,900 2,670,077
FUJIFILM Holdings Corp.
499,062 10,038,594
Fujikura Ltd.
112,100 4,572,319
Fujitsu Ltd.
767,120 14,671,262
Hankyu Hanshin Holdings, Inc.
103,140 2,691,294
Hikari Tsushin, Inc.
7,400 1,864,071
Hitachi Ltd.
2,038,605 50,783,995
Honda Motor Co. Ltd.
1,963,897 18,173,239
Hoshizaki Corp.
49,200 1,972,118
Hoya Corp.
151,974 17,662,239
Hulic Co. Ltd.
162,200 1,510,641
Idemitsu Kosan Co. Ltd.
410,420 2,763,216
Number
of Shares Value $
Inpex Corp.
390,017 4,939,499
Isuzu Motors Ltd.
241,900 3,169,680
ITOCHU Corp.
527,354 23,362,831
Japan Airlines Co. Ltd.
65,273 1,119,356
Japan Exchange Group, Inc.
436,856 4,577,941
Japan Post Bank Co. Ltd.
627,358 6,282,540
Japan Post Holdings Co. Ltd.
861,613 9,132,119
Japan Post Insurance Co. Ltd.
90,000 1,740,393
Japan Tobacco, Inc.
532,741 13,271,191
JFE Holdings, Inc.
254,385 3,165,132
Kajima Corp.
168,800 3,491,834
Kansai Electric Power Co., Inc.
403,667 4,645,784
Kao Corp.
206,604 8,888,083
Kawasaki Kisen Kaisha Ltd.
166,500 2,412,306
KDDI Corp.
683,433 22,218,893
Keyence Corp.
86,370 34,086,702
Kikkoman Corp.
308,910 2,982,700
Kirin Holdings Co. Ltd.
343,323 4,621,809
Kobe Bussan Co. Ltd.
68,500 1,517,571
Komatsu Ltd.
399,773 11,860,273
Konami Group Corp.
44,366 5,391,942
Kubota Corp. (b)
426,481 5,242,655
Kyocera Corp.
558,900 6,159,465
Kyowa Kirin Co. Ltd.
113,200 1,593,831
Lasertec Corp.
34,100 3,028,644
LY Corp.
1,215,300 4,087,464
M3, Inc.
189,442 2,217,403
Makita Corp.
106,200 3,448,405
Marubeni Corp.
630,500 9,832,257
MatsukiyoCocokara & Co.
147,900 2,243,038
MEIJI Holdings Co. Ltd.
107,380 2,197,033
MINEBEA MITSUMI, Inc.
167,320 2,557,567
Mitsubishi Chemical Group
Corp.
604,300 3,055,722
Mitsubishi Corp.
1,503,075 24,927,271
Mitsubishi Electric Corp.
845,779 12,961,850
Mitsubishi Estate Co. Ltd.
448,751 6,553,819
Mitsubishi HC Capital, Inc.
369,500 2,479,124
Mitsubishi Heavy Industries Ltd.
1,419,790 18,740,643
Mitsubishi UFJ Financial Group,
Inc.
5,034,752 63,647,212
Mitsui & Co. Ltd.
1,120,820 20,810,389
Mitsui Fudosan Co. Ltd.
1,183,078 10,216,902
Mitsui OSK Lines Ltd.
149,500 5,503,896
Mizuho Financial Group, Inc.
1,068,458 29,647,252
MonotaRO Co. Ltd.
119,000 1,996,443
MS&AD Insurance Group
Holdings, Inc.
557,263 11,586,895
Murata Manufacturing Co. Ltd.
724,231 12,270,576
NEC Corp.
106,959 10,277,756
Nexon Co. Ltd.
158,645 2,132,515
Nidec Corp.
375,292 6,692,606

DBX ETF Trust | 5
Schedule of Investments
Xtrackers MSCI EAFE Hedged Equity ETF
(Continued)
February 28, 2025 (Unaudited)
Number
of Shares Value $
Nintendo Co. Ltd.
485,310 35,978,740
Nippon Building Fund, Inc. REIT
3,556 2,938,628
Nippon Paint Holdings Co. Ltd.
410,410 3,035,783
Nippon Sanso Holdings Corp.
80,700 2,444,025
Nippon Steel Corp.
418,309 9,250,677
Nippon Telegraph & Telephone
Corp.
13,309,550 12,855,539
Nippon Yusen KK
195,900 6,856,858
Nissan Motor Co. Ltd. (b)
1,005,942 2,874,120
Nissin Foods Holdings Co. Ltd.
87,400 1,760,367
Nitori Holdings Co. Ltd.
37,601 3,875,375
Nitto Denko Corp.
311,020 6,049,534
Nomura Holdings, Inc.
1,303,354 8,381,085
Nomura Research Institute Ltd.
168,043 5,555,851
NTT Data Group Corp.
282,034 5,202,833
Obayashi Corp.
292,800 3,934,862
Obic Co. Ltd.
147,200 4,213,537
Olympus Corp.
479,516 6,520,538
Omron Corp.
72,892 2,182,378
Ono Pharmaceutical Co. Ltd. (b)
161,306 1,739,128
Oracle Corp.
16,500 1,562,477
Oriental Land Co. Ltd.
484,500 9,932,355
ORIX Corp.
512,646 10,516,165
Osaka Gas Co. Ltd.
169,200 3,882,265
Otsuka Corp.
104,800 2,284,178
Otsuka Holdings Co. Ltd.
195,967 9,535,711
Pan Pacific International
Holdings Corp.
175,072 4,626,409
Panasonic Holdings Corp.
1,035,185 12,814,742
Rakuten Group, Inc. *
670,486 4,100,817
Recruit Holdings Co. Ltd.
621,353 36,323,157
Renesas Electronics Corp.
747,800 12,242,688
Resona Holdings, Inc.
938,925 7,260,163
Ricoh Co. Ltd.
235,600 2,542,480
SBI Holdings, Inc.
117,325 3,376,304
SCREEN Holdings Co. Ltd.
33,700 2,388,674
SCSK Corp.
67,200 1,668,672
Secom Co. Ltd.
183,700 6,280,957
Seiko Epson Corp.
136,459 2,295,242
Sekisui Chemical Co. Ltd.
161,000 2,732,086
Sekisui House Ltd.
270,251 6,085,966
Seven & i Holdings Co. Ltd. (b)
980,328 13,962,356
SG Holdings Co. Ltd.
150,200 1,529,090
Shimadzu Corp.
104,600 2,751,626
Shimano, Inc.
33,594 4,555,894
Shin-Etsu Chemical Co. Ltd.
778,620 23,234,205
Shionogi & Co. Ltd.
337,885 5,034,550
Shiseido Co. Ltd.
184,757 3,333,444
SMC Corp.
24,882 8,925,685
SoftBank Corp.
12,727,500 18,068,002
SoftBank Group Corp.
424,728 23,341,912
Sompo Holdings, Inc.
399,005 11,728,815
Number
of Shares Value $
Sony Group Corp.
2,712,780 67,380,240
Subaru Corp.
257,834 4,716,152
Sumitomo Corp.
482,676 10,754,278
Sumitomo Electric Industries
Ltd.
322,500 5,609,767
Sumitomo Metal Mining Co. Ltd.
109,500 2,384,435
Sumitomo Mitsui Financial
Group, Inc.
1,633,145 41,139,176
Sumitomo Mitsui Trust Holdings,
Inc.
279,762 7,108,577
Sumitomo Realty &
Development Co. Ltd.
133,403 4,613,519
Suntory Beverage & Food Ltd.
61,500 1,965,500
Suzuki Motor Corp.
698,304 8,447,282
Sysmex Corp.
211,921 3,810,875
T&D Holdings, Inc.
225,400 4,694,118
Taisei Corp.
73,915 3,317,300
Takeda Pharmaceutical Co. Ltd.
705,611 20,314,997
TDK Corp.
863,160 9,094,043
Terumo Corp.
595,988 10,543,170
TIS, Inc.
99,400 2,753,499
Toho Co. Ltd. (b)
50,200 2,363,020
Tokio Marine Holdings, Inc.
778,750 27,402,523
Tokyo Electron Ltd.
196,792 28,923,659
Tokyo Gas Co. Ltd.
157,780 4,961,840
Tokyo Metro Co. Ltd. *
101,800 1,194,942
Tokyu Corp.
244,510 2,815,678
TOPPAN Holdings, Inc.
106,189 3,119,326
Toray Industries, Inc.
625,443 4,138,182
Toyota Industries Corp.
71,100 6,109,400
Toyota Motor Corp.
4,170,820 74,503,172
Toyota Tsusho Corp.
274,933 4,556,800
Trend Micro, Inc.
57,676 4,210,710
Unicharm Corp.
498,000 3,736,613
West Japan Railway Co.
196,012 3,877,661
Yakult Honsha Co. Ltd.
115,958 2,330,946
Yamaha Motor Co. Ltd.
426,622 3,485,867
Yaskawa Electric Corp. (b)
95,620 2,561,766
Yokogawa Electric Corp.
109,344 2,071,242
Zensho Holdings Co. Ltd.
40,200 2,025,555
ZOZO, Inc.
63,797 1,985,511
(Cost $1,318,857,321)
1,639,528,358
Luxembourg — 0.2%
ArcelorMittal SA
204,340 5,816,516
CVC Capital Partners PLC, 144A
*
88,865 2,021,598
Eurofins Scientific SE
60,584 3,036,131
Tenaris SA
173,021 3,230,701
(Cost $12,738,680)
14,104,946
Macau — 0.0%
Sands China Ltd. *
(Cost $3,359,000)
1,013,761 2,320,282

6 | DBX ETF Trust
Schedule of Investments
Xtrackers MSCI EAFE Hedged Equity ETF
(Continued)
February 28, 2025 (Unaudited)
Number
of Shares Value $
Netherlands — 4.6%
ABN AMRO Bank NV, 144A
204,163 3,852,434
Adyen NV, 144A *
9,691 17,504,217
Aegon Ltd.
608,741 3,833,069
Akzo Nobel NV
75,505 4,661,912
Argenx SE *
26,623 16,493,098
ASM International NV
20,944 11,149,919
ASML Holding NV
173,899 122,415,492
ASR Nederland NV
66,442 3,502,699
BE Semiconductor Industries NV
34,357 3,792,122
Euronext NV, 144A
35,702 4,488,700
EXOR NV
44,233 4,294,847
Ferrovial SE
213,539 9,485,262
Heineken Holding NV
59,592 4,367,426
Heineken NV
128,985 10,864,774
IMCD NV
25,643 3,799,921
ING Groep NV
1,384,402 24,620,667
JDE Peet's NV
79,776 1,489,602
Koninklijke Ahold Delhaize NV
403,964 14,235,203
Koninklijke KPN NV
1,707,910 6,519,860
Koninklijke Philips NV *
355,523 9,249,552
NN Group NV
117,194 5,930,245
Prosus NV *
602,952 26,263,588
QIAGEN NV *
93,706 3,580,095
Randstad NV
51,398 2,062,863
Stellantis NV
885,100 11,348,442
Universal Music Group NV
364,824 10,161,390
Wolters Kluwer NV
106,162 16,254,772
(Cost $264,965,581)
356,222,171
New Zealand — 0.3%
Auckland International Airport
Ltd.
784,624 3,591,959
Contact Energy Ltd.
322,295 1,668,445
Fisher & Paykel Healthcare Corp.
Ltd.
258,205 4,924,711
Infratil Ltd.
391,235 2,384,417
Meridian Energy Ltd.
545,833 1,802,305
Xero Ltd. *
62,947 6,668,477
(Cost $18,422,563)
21,040,314
Norway — 0.6%
Aker BP ASA
143,332 2,958,697
DNB Bank ASA
386,060 8,877,464
Equinor ASA
376,412 8,602,137
Gjensidige Forsikring ASA (b)
85,538 1,752,787
Kongsberg Gruppen ASA
39,186 4,748,954
Mowi ASA
208,689 3,879,811
Norsk Hydro ASA
619,150 3,640,151
Orkla ASA
296,155 2,858,136
Salmar ASA
27,612 1,365,487
Telenor ASA
275,821 3,570,419
Number
of Shares Value $
Yara International ASA
69,838 1,982,297
(Cost $41,658,856)
44,236,340
Poland — 0.0%
InPost SA *
(Cost $1,707,962)
95,892 1,650,267
Portugal — 0.1%
EDP SA
1,378,946 4,448,700
Galp Energia SGPS SA
174,960 2,884,860
Jeronimo Martins SGPS SA
134,248 2,891,083
(Cost $10,267,390)
10,224,643
Singapore — 1.6%
CapitaLand Ascendas REIT
1,746,599 3,321,440
CapitaLand Integrated
Commercial Trust REIT
2,499,134 3,642,972
CapitaLand Investment Ltd.
1,066,000 2,019,283
DBS Group Holdings Ltd.
874,745 29,709,420
Genting Singapore Ltd.
2,424,078 1,309,391
Grab Holdings Ltd., Class A *
1,004,245 4,870,588
Keppel Ltd.
667,900 3,390,280
Oversea-Chinese Banking Corp.
Ltd.
1,505,087 19,166,486
Sea Ltd., ADR *
161,361 20,536,414
Sembcorp Industries Ltd.
422,600 1,904,350
Singapore Airlines Ltd. (b)
670,350 3,377,915
Singapore Exchange Ltd.
361,300 3,595,756
Singapore Technologies
Engineering Ltd.
721,300 2,887,442
Singapore Telecommunications
Ltd.
3,303,689 8,311,475
United Overseas Bank Ltd.
561,554 15,872,850
Wilmar International Ltd.
810,466 1,925,040
(Cost $94,935,183)
125,841,102
Spain — 2.8%
Acciona SA
11,962 1,472,923
ACS Actividades de
Construccion y Servicios SA
82,352 4,433,707
Aena SME SA, 144A
33,474 7,458,772
Amadeus IT Group SA
194,139 14,645,092
Banco Bilbao Vizcaya Argentaria
SA
2,557,759 34,028,471
Banco de Sabadell SA
2,393,648 6,599,951
Banco Santander SA
6,657,633 42,970,984
CaixaBank SA
1,740,900 12,078,014
Cellnex Telecom SA, 144A *
239,550 8,558,246
EDP Renovaveis SA
149,640 1,332,642
Endesa SA
142,551 3,168,968
Grifols SA *
151,849 1,672,869
Iberdrola SA
2,546,244 36,846,791
Industria de Diseno Textil SA
484,742 26,148,058
Redeia Corp. SA
184,293 3,303,528
Repsol SA
526,695 6,725,780

DBX ETF Trust | 7
Schedule of Investments
Xtrackers MSCI EAFE Hedged Equity ETF
(Continued)
February 28, 2025 (Unaudited)
Number
of Shares Value $
Telefonica SA (b)
1,775,694 7,922,514
(Cost $169,190,360)
219,367,310
Sweden — 3.7%
AddTech AB, Class B
116,527 3,502,163
Alfa Laval AB
126,442 5,454,794
Assa Abloy AB, Class B
430,554 13,168,024
Atlas Copco AB, Class A
1,195,144 20,285,180
Atlas Copco AB, Class B
699,149 10,386,165
Beijer Ref AB
166,322 2,479,282
Boliden AB
126,124 4,404,401
Epiroc AB, Class A
289,274 5,631,213
Epiroc AB, Class B
165,992 2,830,486
EQT AB
165,565 5,125,133
Essity AB, Class B
272,785 7,511,842
Evolution AB, 144A
67,640 5,170,168
Fastighets AB Balder, Class B *
311,724 2,207,265
H & M Hennes & Mauritz AB,
Class B (b)
250,857 3,358,475
Hexagon AB, Class B
908,849 10,335,983
Holmen AB, Class B
33,223 1,306,444
Industrivarden AB, Class A
53,349 2,011,655
Industrivarden AB, Class C
67,114 2,528,829
Indutrade AB
119,445 3,392,397
Investment AB Latour, Class B
59,343 1,604,952
Investor AB, Class B
755,487 22,435,658
L E Lundbergforetagen AB,
Class B
31,268 1,556,561
Lifco AB, Class B
97,167 3,317,383
Nibe Industrier AB, Class B
627,118 2,343,735
Saab AB, Class B
144,845 4,298,764
Sagax AB, Class B
94,460 1,966,911
Sandvik AB
475,862 10,284,393
Securitas AB, Class B
228,648 3,310,661
Skandinaviska Enskilda Banken
AB, Class A
691,681 11,091,076
Skanska AB, Class B
155,746 3,685,680
SKF AB, Class B
157,891 3,399,164
Spotify Technology SA *
68,174 41,450,474
Svenska Cellulosa AB SCA,
Class B
273,668 3,746,474
Svenska Handelsbanken AB,
Class A
657,236 8,231,397
Swedbank AB, Class A
375,736 9,013,811
Swedish Orphan Biovitrum AB *
88,308 2,588,441
Tele2 AB, Class B
249,853 2,960,987
Telefonaktiebolaget LM Ericsson,
Class B
1,220,102 9,990,080
Telia Co. AB
1,086,983 3,533,394
Trelleborg AB, Class B
95,954 3,721,558
Volvo AB, Class B
701,599 21,698,737
(Cost $227,325,935)
287,320,190
Number
of Shares Value $
Switzerland — 10.3%
ABB Ltd.
691,238 36,982,898
Alcon, Inc.
219,347 20,259,748
Avolta AG *
33,523 1,516,229
Baloise Holding AG
16,657 3,204,298
Banque Cantonale Vaudoise
11,096 1,179,707
Barry Callebaut AG
1,536 1,855,890
BKW AG
10,101 1,774,205
Chocoladefabriken Lindt &
Spruengli AG
45 5,482,031
Chocoladefabriken Lindt &
Spruengli AG Participation
Certificates
414 5,222,283
Cie Financiere Richemont SA,
Class A
236,921 48,147,742
Coca-Cola HBC AG *
99,858 4,220,544
DSM-Firmenich AG
82,997 8,867,987
EMS-Chemie Holding AG
3,265 2,278,033
Galderma Group AG *
38,188 4,649,636
Geberit AG
14,807 8,664,952
Givaudan SA
4,026 18,093,480
Glencore PLC *
4,618,351 18,540,782
Helvetia Holding AG
15,865 2,965,847
Holcim AG *
231,931 25,310,904
Julius Baer Group Ltd.
92,613 6,215,569
Kuehne + Nagel International AG
21,203 4,874,847
Logitech International SA
67,657 6,623,710
Lonza Group AG
32,124 20,228,923
Nestle SA
1,156,666 111,599,471
Novartis AG
869,787 94,073,203
Partners Group Holding AG
10,144 14,862,963
Roche Holding AG
14,730 5,158,232
Roche Holding AG
309,244 102,470,574
Sandoz Group AG
183,746 8,048,236
Schindler Holding AG
10,741 3,152,295
Schindler Holding AG
Participation Certificates
18,115 5,529,092
SGS SA
66,761 6,846,524
SIG Group AG *
140,554 2,786,330
Sika AG
66,138 16,751,493
Sonova Holding AG
22,800 7,297,414
STMicroelectronics NV
302,578 7,448,358
Straumann Holding AG
48,905 6,610,394
Swatch Group AG — Bearer
11,902 2,306,717
Swiss Life Holding AG
12,889 11,202,489
Swiss Prime Site AG
35,918 4,140,942
Swiss Re AG
133,755 21,375,321
Swisscom AG
11,715 6,662,221
Temenos AG
25,133 2,055,565
UBS Group AG
1,449,667 49,609,292
VAT Group AG, 144A
11,842 4,411,815

8 | DBX ETF Trust
Schedule of Investments
Xtrackers MSCI EAFE Hedged Equity ETF
(Continued)
February 28, 2025 (Unaudited)
Number
of Shares Value $
Zurich Insurance Group AG
64,461 42,376,709
(Cost $621,357,830)
793,935,895
United Kingdom — 14.0%
3i Group PLC
432,450 21,525,250
Admiral Group PLC
117,141 4,236,362
Anglo American PLC
564,519 16,588,139
Ashtead Group PLC
195,870 11,838,797
Associated British Foods PLC
141,265 3,367,364
AstraZeneca PLC
684,075 102,984,427
Auto Trader Group PLC, 144A
392,137 3,825,797
Aviva PLC
1,153,729 7,900,747
BAE Systems PLC
1,320,913 23,370,080
Barclays PLC
6,297,579 24,660,337
Barratt Redrow PLC
582,343 3,125,703
BP PLC
7,096,415 39,040,412
British American Tobacco PLC
875,045 33,979,210
BT Group PLC
2,859,800 5,748,555
Bunzl PLC
145,804 6,177,145
Centrica PLC
2,328,532 4,378,947
Coca-Cola Europacific Partners
PLC
90,301 7,789,364
Compass Group PLC
743,114 25,920,989
Croda International PLC
62,175 2,584,057
Diageo PLC
988,287 26,889,694
Entain PLC
285,934 2,685,345
GSK PLC
1,825,934 33,683,204
Haleon PLC
3,825,746 19,172,631
Halma PLC
168,020 5,917,868
Hargreaves Lansdown PLC
148,271 2,060,005
Hikma Pharmaceuticals PLC
72,617 1,973,051
HSBC Holdings PLC
7,890,865 92,668,410
Imperial Brands PLC
344,426 12,109,438
Informa PLC
552,744 5,972,600
InterContinental Hotels Group
PLC
69,547 8,685,332
Intertek Group PLC
73,248 4,731,322
J Sainsbury PLC
744,035 2,420,294
JD Sports Fashion PLC
1,018,879 1,000,455
Kingfisher PLC
819,898 2,544,340
Land Securities Group PLC REIT
340,989 2,421,311
Legal & General Group PLC
2,581,174 7,945,066
Lloyds Banking Group PLC
26,691,538 24,503,251
London Stock Exchange Group
PLC
210,618 31,381,724
M&G PLC
1,039,776 2,767,590
Marks & Spencer Group PLC
872,876 3,895,672
Melrose Industries PLC
588,059 4,741,603
Mondi PLC
200,887 3,101,841
National Grid PLC
2,175,283 26,678,821
NatWest Group PLC
3,352,916 20,194,033
Next PLC
49,887 6,290,976
Pearson PLC
266,049 4,556,439
Number
of Shares Value $
Phoenix Group Holdings PLC
333,747 2,174,670
Reckitt Benckiser Group PLC
302,000 19,906,022
RELX PLC
816,515 39,214,470
Rentokil Initial PLC
1,090,825 5,461,154
Rio Tinto PLC
499,533 30,123,711
Rolls-Royce Holdings PLC *
3,777,407 35,351,917
Sage Group PLC
453,156 7,210,818
Schroders PLC
342,320 1,588,930
Segro PLC REIT
557,910 4,942,042
Severn Trent PLC
119,869 3,774,105
Shell PLC
2,686,169 89,068,675
Smith & Nephew PLC
363,285 5,257,513
Smiths Group PLC
158,721 4,021,056
Spirax Group PLC
33,790 3,092,199
SSE PLC
480,208 9,229,943
Standard Chartered PLC
897,065 14,319,630
Tesco PLC
2,945,316 14,086,084
Unilever PLC
1,093,368 61,711,867
United Utilities Group PLC
301,955 3,723,087
Vodafone Group PLC
8,755,111 7,728,964
Whitbread PLC
77,659 2,612,158
Wise PLC, Class A *
303,483 3,788,882
WPP PLC
493,634 3,998,869
(Cost $918,095,977)
1,082,420,764
TOTAL COMMON STOCKS
(Cost $6,035,068,855)
7,515,935,153
PREFERRED STOCKS — 0.4%
Germany — 0.4%
Bayerische Motoren Werke AG
25,174 2,053,886
Dr Ing hc F Porsche AG, 144A
52,426 3,067,265
Henkel AG & Co. KGaA
71,193 6,143,016
Porsche Automobil Holding SE
71,033 2,768,387
Sartorius AG
12,036 3,007,769
Volkswagen AG
90,431 9,765,478
(Cost $33,374,684)
26,805,801
EXCHANGE-TRADED FUNDS
— 0.0%
iShares Currency Hedged MSCI
EAFE ETF (b)
(Cost $2,605,500)
75,000 2,786,250
SECURITIES LENDING
COLLATERAL — 0.7%
DWS Government & Agency
Securities Portfolio
“DWS Government Cash
Institutional Shares", 4.27%
(d)(e)
(Cost $50,589,810)
50,589,810 50,589,810

DBX ETF Trust | 9
Schedule of Investments
Xtrackers MSCI EAFE Hedged Equity ETF
(Continued)
February 28, 2025 (Unaudited)
Hidden Row
Securities are listed in country of domicile.
Number
of Shares Value $
CASH EQUIVALENTS — 1.2%
DWS Government Money Market
Series "Institutional Shares",
4.30% (d)
(Cost $96,253,657)
96,253,657 96,253,657
Number
of Shares Value $
TOTAL INVESTMENTS — 99.6%
(Cost $6,217,892,506)
7,692,370,671
Other assets and liabilities,
net — 0.4%
28,178,093
NET ASSETS — 100.0%
7,720,548,764
For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.
A summary of the Fund’s transactions with affiliated investments during the period ended February 28, 2025 is as follows:
Value ($) at
5/31/2024
Purchases Cost
($)
Sales Proceeds
($)
Net Realized
Gain/(Loss)
($)
Net Change
in Unrealized
Appreciation
(Depreciation)
($) Income ($)
Capital Gain
Distributions
($)
Number of
Shares at
2/28/2025
Value ($) at
2/28/2025
COMMON STOCKS — 0.2%
Germany — 0.2%
Deutsche Bank AG (c)
11,115,151 3,826,962 (1,517,358) (1,149,118) 5,140,213 — — 810,074 17,415,850
SECURITIES LENDING COLLATERAL — 0.7%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares", 4.27% (d)(e)
49,090,266 1,499,544 (f) — — — 270,163 — 50,589,810 50,589,810
CASH EQUIVALENTS — 1.2%
DWS ESG Liquidity Fund “Capital Shares” (g)
12,467,188 — (12,467,188) (1,247) 1,247 27,407 — — —
DWS Government Money Market Series "Institutional Shares", 4.30% (d)
131,771,708 340,137,176 (375,655,227) — — 3,465,637 — 96,253,657 96,253,657
204,444,313 345,463,682 (389,639,773) (1,150,365) 5,141,460 3,763,207 — 147,653,541 164,259,317
*
Non-income producing security.
(a)
Stapled Security - A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.
(b) All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at February 28, 2025 amounted to $48,018,349, which is 0.6% of net assets.
(c)
Affiliated issuer. This security is owned in proportion with its representation in the index.
(d)
Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(e)
Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(f) Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended February 28,
2025.
(g)
Affiliated fund managed by DWS Investment Management Americas, Inc.
ADR: American Depositary Receipt
CDI: Chess Depositary Interests
REIT: Real Estate Investment Trust
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

10 | DBX ETF Trust
Schedule of Investments
Xtrackers MSCI EAFE Hedged Equity ETF
(Continued)
February 28, 2025 (Unaudited)
At February 28, 2025 the Xtrackers MSCI EAFE Hedged Equity ETF had the following sector diversification:
At February 28, 2025, open futures contracts purchased were as follows:
At February 28, 2025, the Fund had the following forward foreign currency contracts outstanding:
Sector Diversification
Market
Value $
As a % of Total
Investments
excluding
Exchange-Traded
Funds, Securities
Lending Collateral
and Cash
Equivalents
Financials
1,734,919,351 23 .0
Industrials
1,328,479,156 17 .6
Health Care
952,505,918 12 .7
Consumer Discretionary
825,979,145 10 .9
Information Technology
638,760,725 8 .5
Consumer Staples
604,085,852 8 .0
Materials
441,618,496 5 .9
Communication Services
381,635,353 5 .1
Energy
260,151,504 3 .4
Utilities
234,922,295 3 .1
Real Estate
139,683,159 1 .8
Total
7,542,740,954 100 .0
Contract Description Currency
Number of
Contracts
Notional
Amount ( $ )
Contract Value
( $ )
Expiration
Date
Unrealized
Appreciation
(Depreciation) ( $ )
CAC 40 Index
EUR 130 11,032,042 10,957,013 3/21/2025 (75,029)
DAX Index
EUR 12 7,010,536 7,012,073 3/21/2025 1,537
EURO STOXX 50 Index
EUR 475 25,617,516 26,883,971 3/21/2025 1,266,455
FTSE 100 Index
GBP 210 22,359,669 23,220,904 3/21/2025 861,235
FTSE MIB Index
EUR 10 2,021,842 2,008,258 3/21/2025 (13,584)
IBEX 35 Index
EUR 24 3,306,020 3,322,251 3/21/2025 16,231
MSCI EAFE Index
USD 268 30,406,278 32,556,640 3/21/2025 2,150,362
MSCI Singapore Index
SGD 75 2,196,079 2,199,860 3/27/2025 3,781
OMXS30 Index
SEK 215 5,484,583 5,445,837 3/21/2025 (38,746)
SMI Index
CHF 45 6,291,102 6,465,308 3/21/2025 174,206
SPI 200 Index
AUD 62 7,952,173 7,821,155 3/20/2025 (131,018)
TOPIX Index
JPY 128 23,250,482 22,754,044 3/13/2025 (496,438)
Total net unrealized appreciation
3,718,992
Settlement Currency To Currency To Unrealized Unrealized
Counterparty Date Deliver Receive Appreciation ( $ ) Depreciation ( $ )
RBC Capital Markets
3/4/2025 AUD 7,125,500 USD 4,526,789 105,276 —
RBC Capital Markets
3/4/2025 AUD 5,089,700 USD 3,207,349 49,091 —
RBC Capital Markets
3/4/2025 AUD 5,089,700 USD 3,228,749 70,491 —
RBC Capital Markets
3/4/2025 AUD 24,567,000 USD 15,324,919 80,613 —
RBC Capital Markets
3/4/2025 AUD 7,125,500 USD 4,407,503 — (14,010)
RBC Capital Markets
3/4/2025 AUD 2,035,900 USD 1,294,000 30,685 —
RBC Capital Markets
3/4/2025 AUD 4,071,700 USD 2,560,096 33,527 —

DBX ETF Trust | 11
Schedule of Investments
Xtrackers MSCI EAFE Hedged Equity ETF
(Continued)
February 28, 2025 (Unaudited)
Settlement Currency To Currency To Unrealized Unrealized
Counterparty Date Deliver Receive Appreciation ( $ ) Depreciation ( $ )
RBC Capital Markets
3/4/2025 AUD 831,516,742 USD 518,709,290 2,736,827 —
RBC Capital Markets
3/4/2025 AUD 4,071,700 USD 2,564,383 37,813 —
JP Morgan & Chase Co.
3/4/2025 CHF 3,921,900 USD 4,388,095 42,587 —
JP Morgan & Chase Co.
3/4/2025 CHF 5,490,600 USD 6,085,160 1,515 —
JP Morgan & Chase Co.
3/4/2025 CHF 1,568,800 USD 1,746,326 8,078 —
JP Morgan & Chase Co.
3/4/2025 CHF 3,921,900 USD 4,396,156 50,647 —
JP Morgan & Chase Co.
3/4/2025 CHF 3,137,500 USD 3,490,825 14,441 —
JP Morgan & Chase Co.
3/4/2025 CHF 5,490,600 USD 6,036,644 — (47,001)
JP Morgan & Chase Co.
3/4/2025 CHF 50,423,000 USD 55,702,666 — (166,572)
JP Morgan & Chase Co.
3/4/2025 CHF 609,237,900 USD 673,040,081 — (2,002,204)
JP Morgan & Chase Co.
3/4/2025 CHF 3,137,500 USD 3,442,435 — (33,949)
JP Morgan & Chase Co.
3/4/2025 DKK 8,433,700 USD 1,189,478 16,114 —
JP Morgan & Chase Co.
3/4/2025 DKK 11,834,800 USD 1,635,402 — (11,151)
JP Morgan & Chase Co.
3/4/2025 DKK 6,762,700 USD 944,469 3,587 —
JP Morgan & Chase Co.
3/4/2025 DKK 11,807,200 USD 1,655,007 12,294 —
JP Morgan & Chase Co.
3/4/2025 DKK 8,433,700 USD 1,186,096 12,732 —
JP Morgan & Chase Co.
3/4/2025 DKK 6,762,700 USD 940,595 — (286)
JP Morgan & Chase Co.
3/4/2025 DKK 1,425,282,700 USD 198,863,244 566,423 —
JP Morgan & Chase Co.
3/4/2025 DKK 20,706,300 USD 2,889,056 8,229 —
RBC Capital Markets
3/4/2025 EUR 14,057,800 USD 14,745,822 159,901 —
RBC Capital Markets
3/4/2025 EUR 19,680,900 USD 20,573,702 153,433 —
RBC Capital Markets
3/4/2025 EUR 14,057,800 USD 14,787,123 201,201 —
RBC Capital Markets
3/4/2025 EUR 171,794,000 USD 178,812,472 564,535 —
RBC Capital Markets
3/4/2025 EUR 2,192,730,400 USD 2,282,334,135 7,227,490 —
RBC Capital Markets
3/4/2025 EUR 11,246,300 USD 11,715,552 46,752 —
RBC Capital Markets
3/4/2025 EUR 11,246,300 USD 11,664,556 — (4,244)
RBC Capital Markets
3/4/2025 EUR 5,623,100 USD 5,903,459 69,111 —
RBC Capital Markets
3/4/2025 EUR 19,680,900 USD 20,286,336 — (133,934)
Bank of America
3/4/2025 GBP 7,254,800 USD 8,996,960 — (128,775)
Bank of America
3/4/2025 GBP 7,254,800 USD 9,145,698 19,963 —
Bank of America
3/4/2025 GBP 2,072,800 USD 2,608,994 1,641 —
Bank of America
3/4/2025 GBP 52,769,000 USD 65,561,578 — (815,984)
Bank of America
3/4/2025 GBP 5,182,000 USD 6,566,128 47,745 —
Bank of America
3/4/2025 GBP 818,842,000 USD 1,017,366,149 — (12,646,463)
Bank of America
3/4/2025 GBP 4,145,600 USD 5,159,286 — (55,420)
Bank of America
3/4/2025 GBP 4,145,600 USD 5,182,638 — (32,068)
Bank of America
3/4/2025 GBP 5,182,000 USD 6,567,682 49,300 —
JP Morgan & Chase Co.
3/4/2025 HKD 979,976,600 USD 125,866,360 — (153,350)
JP Morgan & Chase Co.
3/4/2025 HKD 5,968,200 USD 766,544 — (934)
JP Morgan & Chase Co.
3/4/2025 HKD 8,110,800 USD 1,043,332 327 —
JP Morgan & Chase Co.
3/4/2025 HKD 8,206,400 USD 1,053,750 — (1,548)
JP Morgan & Chase Co.
3/4/2025 ILS 109,362,800 USD 30,615,185 305,213 —
JP Morgan & Chase Co.
3/4/2025 ILS 12,860,000 USD 3,599,958 35,800 —
Bank of America
3/4/2025 JPY 1,501,282,400 USD 10,078,278 100,582 —
Bank of America
3/4/2025 JPY 600,513,000 USD 3,948,580 — (42,499)
Bank of America
3/4/2025 JPY 1,201,025,900 USD 7,887,823 — (94,334)
Bank of America
3/4/2025 JPY 2,101,795,400 USD 13,627,042 — (341,732)
Bank of America
3/4/2025 JPY 1,501,282,400 USD 10,085,177 107,481 —
Bank of America
3/4/2025 JPY 2,101,795,400 USD 13,843,977 — (124,797)
Bank of America
3/4/2025 JPY 1,201,025,900 USD 7,889,740 — (92,417)
Bank of America
3/4/2025 JPY 253,158,741,800 USD 1,640,100,792 — (42,421,319)

12 | DBX ETF Trust
Schedule of Investments
Xtrackers MSCI EAFE Hedged Equity ETF
(Continued)
February 28, 2025 (Unaudited)
Settlement Currency To Currency To Unrealized Unrealized
Counterparty Date Deliver Receive Appreciation ( $ ) Depreciation ( $ )
Goldman Sachs & Co.
3/4/2025 NOK 54,019,000 USD 4,778,299 — (17,730)
Goldman Sachs & Co.
3/4/2025 NOK 223,618,200 USD 19,780,644 — (73,100)
JP Morgan & Chase Co.
3/4/2025 NOK 2,700,000 USD 238,837 — (880)
RBC Capital Markets
3/4/2025 NOK 211,411,000 USD 18,739,442 — (30,496)
JP Morgan & Chase Co.
3/4/2025 NZD 15,248,900 USD 8,623,463 88,828 —
RBC Capital Markets
3/4/2025 NZD 10,000,000 USD 5,668,500 71,614 —
RBC Capital Markets
3/4/2025 SEK 15,405,100 USD 1,446,847 15,726 —
RBC Capital Markets
3/4/2025 SEK 203,101,000 USD 18,395,288 — (472,634)
RBC Capital Markets
3/4/2025 SEK 12,352,900 USD 1,139,093 — (8,482)
RBC Capital Markets
3/4/2025 SEK 12,352,900 USD 1,134,460 — (13,114)
RBC Capital Markets
3/4/2025 SEK 21,567,100 USD 2,013,971 10,404 —
RBC Capital Markets
3/4/2025 SEK 2,394,092,000 USD 216,841,036 — (5,568,215)
RBC Capital Markets
3/4/2025 SEK 21,617,500 USD 1,945,750 — (62,499)
RBC Capital Markets
3/4/2025 SEK 15,405,100 USD 1,454,001 22,879 —
Goldman Sachs & Co.
3/4/2025 SGD 30,539,900 USD 22,559,650 — (42,777)
Goldman Sachs & Co.
3/4/2025 SGD 4,942,000 USD 3,650,538 — (7,011)
RBC Capital Markets
3/4/2025 SGD 94,967,800 USD 70,180,580 — (104,612)
JP Morgan & Chase Co.
3/4/2025 USD 553,877,717 AUD 890,693,442 — (1,184,949)
The Bank of New York Mellon
3/4/2025 USD 760,686,838 CHF 686,329,700 — (225,992)
JP Morgan & Chase Co.
3/4/2025 USD 3,366,125 DKK 24,125,000 — (9,661)
The Bank of New York Mellon
3/4/2025 USD 205,817,791 DKK 1,475,898,800 — (478,850)
Morgan Stanley Capital
3/4/2025 USD 2,558,522,200 EUR 2,460,117,500 — (5,983,287)
RBC Capital Markets
3/4/2025 USD 1,141,858,415 GBP 906,848,600 — (1,143,240)
Bank of America
3/4/2025 USD 128,883,431 HKD 1,002,262,000 2,061 —
JP Morgan & Chase Co.
3/4/2025 USD 33,963,986 ILS 122,222,800 — (89,856)
Bank of America
3/4/2025 USD 4,166,020 JPY 643,039,000 107,691 —
RBC Capital Markets
3/4/2025 USD 1,743,418,316 JPY 262,724,423,200 2,678,413 —
Goldman Sachs & Co.
3/4/2025 USD 24,693,129 NOK 277,637,200 — (43,357)
JP Morgan & Chase Co.
3/4/2025 USD 240,139 NOK 2,700,000 — (422)
RBC Capital Markets
3/4/2025 USD 18,809,310 NOK 211,411,000 — (39,372)
JP Morgan & Chase Co.
3/4/2025 USD 8,544,721 NZD 15,248,900 — (10,086)
RBC Capital Markets
3/4/2025 USD 5,602,100 NZD 10,000,000 — (5,214)
Morgan Stanley Capital
3/4/2025 USD 251,125,110 SEK 2,695,893,600 — (678,730)
Goldman Sachs & Co.
3/4/2025 USD 26,306,272 SGD 35,481,900 — (46,296)
RBC Capital Markets
3/4/2025 USD 70,420,068 SGD 94,967,800 — (134,876)
JP Morgan & Chase Co.
4/2/2025 AUD 890,693,442 USD 554,000,633 1,182,447 —
RBC Capital Markets
4/2/2025 CHF 5,380,000 USD 5,982,710 887 —
The Bank of New York Mellon
4/2/2025 CHF 686,329,700 USD 763,233,063 128,451 —
RBC Capital Markets
4/2/2025 DKK 68,354,000 USD 9,547,918 21,267 —
The Bank of New York Mellon
4/2/2025 DKK 1,475,898,800 USD 206,162,790 463,466 —
Morgan Stanley Capital
4/2/2025 EUR 2,460,117,500 USD 2,562,280,029 5,832,804 —
Morgan Stanley Capital
4/2/2025 EUR 47,001,000 USD 48,946,630 105,233 —
RBC Capital Markets
4/2/2025 GBP 906,848,600 USD 1,141,787,681 1,149,268 —
Bank of America
4/2/2025 HKD 1,002,262,000 USD 128,955,566 — (8,678)
Bank of America
4/2/2025 HKD 99,864,000 USD 12,848,696 — (1,123)
JP Morgan & Chase Co.
4/2/2025 ILS 122,222,800 USD 33,978,149 86,601 —
JP Morgan & Chase Co.
4/2/2025 ILS 16,556,000 USD 4,602,565 11,699 —
RBC Capital Markets
4/2/2025 JPY 262,724,423,200 USD 1,749,205,861 — (2,911,724)
Goldman Sachs & Co.
4/2/2025 NOK 277,637,200 USD 24,693,426 42,941 —
JP Morgan & Chase Co.
4/2/2025 NOK 2,700,000 USD 240,143 419 —
RBC Capital Markets
4/2/2025 NOK 211,411,000 USD 18,809,645 39,164 —

DBX ETF Trust | 13
Schedule of Investments
Xtrackers MSCI EAFE Hedged Equity ETF
(Continued)
February 28, 2025 (Unaudited)
Currency Abbreviations
Settlement Currency To Currency To Unrealized Unrealized
Counterparty Date Deliver Receive Appreciation ( $ ) Depreciation ( $ )
JP Morgan & Chase Co.
4/2/2025 NZD 15,248,900 USD 8,548,884 9,870 —
RBC Capital Markets
4/2/2025 NZD 10,000,000 USD 5,604,830 5,073 —
Morgan Stanley Capital
4/2/2025 SEK 2,695,893,600 USD 251,572,899 663,205 —
Goldman Sachs & Co.
4/2/2025 SGD 35,481,900 USD 26,342,794 44,650 —
Goldman Sachs & Co.
4/2/2025 SGD 10,057,000 USD 7,466,609 12,655 —
RBC Capital Markets
4/2/2025 SGD 94,967,800 USD 70,519,369 132,018 —
JP Morgan & Chase Co.
4/2/2025 USD 28,164,646 AUD 45,281,000 — (60,521)
RBC Capital Markets
4/2/2025 USD 2,074,916 GBP 1,648,000 — (2,054)
RBC Capital Markets
4/2/2025 USD 59,585,782 JPY 8,949,399,000 98,046 —
Total unrealized appreciation (depreciation)
25,999,225 (78,824,829)
AUD Australian Dollar
CHF Swiss Franc
DKK Danish Krone
EUR Euro
GBP Pound Sterling
HKD Hong Kong Dollar
ILS Israeli Shekel
JPY Japanese Yen
NOK Norwegian Krone
NZD New Zealand Dollar
SEK Swedish Krona
SGD Singapore Dollar
USD U.S. Dollar

14 | DBX ETF Trust
Schedule of Investments
Xtrackers MSCI EAFE Hedged Equity ETF
(Continued)
February 28, 2025 (Unaudited)
Fair Value Measurements
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of February 28, 2025 in valuing the Fund’s investments.
OBTAIN A FUND PROSPECTUS
To obtain a summary prospectus, or prospectus, download one from www.Xtrackers.com, talk to your financial representative or call (844) 851-
4255. Investing involves risk, including the possible loss of principal. We advise you to carefully consider the product's objectives, risks, charges and expenses before investing. The summary prospectus and prospectus contain this and other important information about the investment product.
Please read the prospectus carefully before you invest. Xtrackers ETFs (“ETFs”) are managed by DBX Advisors LLC (the “Adviser”), and distributed by ALPS Distributors, Inc. (“ALPS”). The Adviser is a subsidiary of DWS Group GmbH & Co. KGaA, and is not affiliated with ALPS. Shares are not individually redeemable, and owners of Shares may acquire those Shares from the Fund, or tender such Shares for redemption to the Fund, in
Creation Units only.
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or
DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.
NO BANK GUARANTEE | NOT FDIC INSURED | MAY LOSE VALUE
DBEF-PH3
R-089711-2 (5/25) DBX006037 (5/25)
Assets Level 1 Level 2 Level 3 Total
Common Stocks (a)
$ 7,515,935,153 $ — $ — $ 7,515,935,153
Preferred Stocks
26,805,801 — — 26,805,801
Exchange-Traded Funds
2,786,250 — — 2,786,250
Short-Term Investments (a)
146,843,467 — — 146,843,467
Derivatives (b)
Forward Foreign Currency Contracts
— 25,999,225 — 25,999,225
Futures Contracts
4,473,807 — — 4,473,807
TOTAL
$ 7,696,844,478 $ 25,999,225 $ — $ 7,722,843,703
Liabilities Level 1 Level 2 Level 3 Total
Derivatives (b)
Forward Foreign Currency Contracts
$ — $ (78,824,829) $ — $ (78,824,829)
Futures Contracts
(754,815) — — (754,815)
TOTAL
$ (754,815) $ (78,824,829) $ — $ (79,579,644)
(a)
See Schedule of Investments for additional detailed categorizations.
(b)
Derivatives include unrealized appreciation (depreciation) on open futures contracts and forward foreign currency contracts.